UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09761
Direxion Insurance Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2010
Date of reporting period: June 30, 2010

Item 1. Report to Shareholders

Direxion Insurance Trust

SEMI-ANNUAL REPORT JUNE 30, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Dynamic VP HY Bond Fund

Table of Contents

Letter to Shareholders	2

Expense Example	3

Allocation of Portfolio Holdings	4

Schedule of Investments	5

Financial Statements	6

Financial Highlights	9

Notes to the Financial Statements	10

Additional Information	18

Information on Board of Trustees and Officers	19

Letter to Shareholders

Dear Shareholder,

This Semi-Annual Report for the Dynamic VP HY Bond Fund (the “Fund”) covers the period of January 1, 2010 to June 30, 2010 (the “Semi-Annual Period”). The Fund’s investment objective is to maximize total return (income plus capital appreciation) by investing primarily in high yield debt instruments, commonly referred to as “junk bonds”, and derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds and do not provide general interest rate exposure. For the Semi-Annual Period, the Fund returned −3.12% on a total return basis compared with a return of 3.78% for the Lipper High Current Yield Bond Fund Index (the “Lipper”). During the Semi-Annual Period, the Fund used the Markit CDX North America High Yield Index (“CDX”) for core exposure. Core exposure means the Fund typically had a 50-80% weighting in the CDX at any given time. The Fund employs this strategy to maintain liquidity to accommodate active shareholder activity associated with a tactical fund. The total return for the CDX for the Semi-Annual Period was −1.45%; significantly lower than the total return of the Lipper. Given the fact that a substantial portion of the Fund’s portfolio may seek exposure to the credit component of junk bonds without exposure to interest rates, the Fund’s performance should not expect to mimic that of the broad junk bond market. In addition, the fund had a weighting, of no more than a 10%, in S&P 500 Index futures. The S&P 500 Index was down 6.65% for the Semi-Annual period. Income in the Fund was generally achieved by investing cash in a combination of high quality overnight repurchase agreements and coupon payments from the credit derivative index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Sincerely,

Daniel O’Neill Chief Executive Officer	Patrick Rudnick Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dynamic VP HY Bond Fund is 2.04%, net of any fee, waivers or expense reimbursements. The total annual fund operating expense ratio includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expenses are 1.85%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, objectives, and additional risks, before investing.

Distributed by: Rafferty Capital Markets
Date of First Use: August 27, 2010

Expense Example
June 30, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2010 — June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION DYNAMIC VP HY BOND FUND  3

Expense Example Tables
June 30, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	January 1, 2010	June 30, 2010	Period[2]

Dynamic VP HY Bond Fund
Based on actual fund return	1.85%	$1,000.00	$968.80	$9.03
Based on hypothetical 5% return	1.85%	1,000.00	1,015.62	9.25

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
June 30, 2010 (Unaudited)

	Cash*	Futures		Swaps	Total

Dynamic VP HY Bond Fund	102%	—	**	(2%)	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

4  DIREXION DYNAMIC VP HY BOND FUND

Dynamic VP HY Bond Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 93.8%
MONEY MARKET FUNDS - 93.78%
3,481,520	AIM STIT Treasury Portfolio, 0.04%(a)	$3,481,520
959,092	Dreyfus Government Cash Management, 0.03%(a)	959,092
959,092	Evergreen Institutional U.S. Government Money Market Fund, 0.11%(a)	959,092
959,092	Federated Treasury Obligations Fund, 0.01%(a)	959,092
3,481,520	Fidelity Institutional Government Portfolio, 0.04%(a)	3,481,520
959,092	First American Government Obligations Fund, 0.00%(a)	959,092
959,092	First American Treasury Obligation Fund, 0.00%(a)	959,092
3,481,520	Goldman Sachs Financial Square Government Fund, 0.07%(a)	3,481,520
3,481,520	Morgan Stanley Institutional Liquidity Fund, 0.02%(a)	3,481,520
959,091	SEI Daily Income Trust Government Fund, 0.05%(a)	959,091

	TOTAL SHORT TERM INVESTMENTS (Cost $19,680,631)	$19,680,631

	TOTAL INVESTMENTS (Cost $19,680,631) - 93.8%	$19,680,631
	Other Assets in Excess of Liabilities - 6.2%	1,307,862

	TOTAL NET ASSETS - 100.0%	$20,988,493

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at June 30, 2010.

Dynamic VP HY Bond Fund
Futures Contracts
June 30, 2010 (Unaudited)

		Unrealized
Contracts		Depreciation

19	E-Mini S&P 500 Futures
	Expiring September 2010 (Underlying Face Amount at Market Value $974,700)	$(51,318)

Dynamic VP HY Bond Fund
Credit Default Swap Contracts — Sell Protection1
June 30, 2010 (Unaudited)

		Implied				Upfront
		Credit	Receive	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread[2]	Fixed Rate	Date	Amount[3]	Received	Depreciation

Bank of America	Markit CDX North American High Yield Index	6.51%	5.00%	6/20/2015	$8,100,000	$257,425	$(211,775)
Barclays Capital	Markit CDX North American High Yield Index	6.51%	5.00%	6/20/2015	7,150,000	198,357	(207,200)

					$15,250,000	$455,782	$(418,975)

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.
[2]	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or obligation.
[3]	The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or is entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
5  DIREXION DYNAMIC VP HY BOND FUND

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Dynamic
VP HY Bond Fund

Assets:
Investments, at market value (Note 2)	$19,680,631
Receivable for Fund shares sold	4,999
Deposit at broker for futures	85,500
Deposit at broker for swaps	2,680,000
Due from broker for futures	1,615
Due from broker for swaps	90
Dividends and interest receivable	651

Total Assets	22,453,486

Liabilities:
Payable for Fund shares redeemed	563,362
Swap payments received	455,782
Unrealized depreciation on swaps	418,975
Variation margin payable	10,449
Accrued investment advisory fees	6,659
Accrued operating services fees	5,771
Accrued distribution expense	2,219
Accrued shareholder servicing fees	1,776

Total Liabilities	1,464,993

Net Assets	$20,988,493

Net Assets Consist Of:
Capital stock	$22,197,944
Undistributed net investment income	200,565
Accumulated net realized loss	(939,723)
Net unrealized depreciation on:
Futures	(51,318)
Swaps	(418,975)

Total Net Assets	$20,988,493

Calculation of Net Asset Value Per Share:
Net assets	$20,988,493
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,251,794
Net asset value, redemption price and offering price per share	$16.77

Cost of Investments	$19,680,631

The accompanying notes are an integral part of these financial statements.
6  DIREXION DYNAMIC VP HY BOND FUND

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Dynamic
VP HY Bond Fund

Investment income:
Interest income	$4,348

Total investment income	4,348

Expenses:
Investment advisory fees	72,809
Operating services fees	70,516
Distribution expenses	24,269
Shareholder servicing fees	19,416

Gross expenses	187,010
Less: Expenses paid indirectly (Note 5)	(7,415)

Total expenses	179,595

Net investment loss	(175,247)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	(226,279)
Swaps	1,353,972

1,127,693

Change in unrealized appreciation (depreciation) on:
Futures	(105,452)
Swaps	(2,504,898)

(2,610,350)

Net realized and unrealized loss on investments	(1,482,657)

Net decrease in net assets resulting from operations	$(1,657,904)

The accompanying notes are an integral part of these financial statements.
7  DIREXION DYNAMIC VP HY BOND FUND

Statements of Changes in Net Assets

	Dynamic VP HY Bond Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009

Operations:
Net investment loss	$(175,247)	$(547,681)
Net realized gain on investments	1,127,693	2,135,374
Change in unrealized appreciation (depreciation) on investments	(2,610,350)	1,865,916

Net increase (decrease) in net assets resulting from operations	(1,657,904)	3,453,609

Distributions to shareholders:
Net investment income	—	(978,073)

Total distributions	—	(978,073)

Capital share transactions:
Proceeds from shares sold	61,833,093	216,388,501
Proceeds from shares issued to holders in reinvestment of
distributions	—	978,073
Cost of shares redeemed	(80,370,072)	(238,846,061)

Net decrease in net assets resulting from capital share transactions	(18,536,979)	(21,479,487)

Total decrease in net assets	(20,194,883)	(19,003,951)

Net assets:
Beginning of period/year	41,183,376	60,187,327

End of period/year	$20,988,493	$41,183,376

Undistributed net investment income, end of period/year	$200,565	$375,812

The accompanying notes are an integral part of these financial statements.
8  DIREXION DYNAMIC VP HY BOND FUND

Financial Highlights
June 30, 2010

										RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends		Net Asset			Including Short		Excluding Short		Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net		Value,		Net Assets,	Interest		Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Total	End	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[4]	on Investments[4]	from Operations	Income	Distributions	of Year/Period	Return[6]	Year/Period (,000)	Expenses[3]	Expenses[3]	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[5]

Dynamic VP HY Bond Fund
Six Months Ended June 30, 2010 (Unaudited)	$17.31	$(0.16)	$(0.38)	$(0.54)	$—	$—	$16.77	(3.12%)[2]	$20,988	—	—	1.93%	1.85%	(1.81%)	0%[2]
Year Ended December 31, 2009	16.37	(0.22)[7]	1.73	1.51	(0.57)	(0.57)	17.31	9.81%	41,183	1.77%	1.80%	1.77%	1.80%	(1.37%)[8]	463%
Year ended December 31, 2008	19.52	0.13	(2.05)	(1.92)	(1.23)	(1.23)	16.37	(9.98%)	60,187	—	—	1.93%	1.75%	0.76%	50%
Year ended December 31, 2007	20.43	0.81	(1.16)	(0.35)	(0.56)	(0.56)	19.52	(1.77%)	22,159	—	—	1.63%	1.63%	3.95%	145%
Year ended December 31, 2006	20.05	0.96	0.27	1.23	(0.85)	(0.85)	20.43	6.21%	44,705	—	—	1.68%	1.67%	4.75%	538%
February 1, 2005[1] to December 31, 2005	20.00	0.90	(0.60)	0.30	(0.25)	(0.25)	20.05	1.50%[2]	35,144	—	—	1.94%	1.74%	4.98%	654%[2]

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.
[7]	Net investment income (loss) before interest on short positions for the year ended December 31, 2009 was $(0.22).
[8]	The net investment income (loss) ratio included interest on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2009 was (1.36%).

DIREXION DYNAMIC VP HY BOND FUND

DYNAMIC VP HY BOND FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2010 (Unaudited)

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has one series in operation, the Dynamic VP HY Bond Fund (the “Fund”), which is included in this report. The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Fund commenced operations on February 1, 2005.

The objective of the Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. As of June 30, 2010, the Fund did not hold any fair valued securities.

b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund was not invested in repurchase agreements at June 30, 2010.

DIREXION DYNAMIC VP HY BOND FUND

c) Swap Contracts – The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its debt obligation. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments paid or received by the Fund recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is

DIREXION DYNAMIC VP HY BOND FUND

settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. Notional amounts of all credit default swaps outstanding as of June 30, 2010 are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Fund has entered into swap agreements with two counterparties: Bank of America and Barclays Capital, in which the fund sold protection on a credit default swap index, the Markit CDX North America High Yield Index (the “CDX”). The CDX is a completely standardized credit security and is composed of 100 non-investment grade entities (“reference entities”), distributed among three sub-indices: B, BB, and HB. The composition of the CDX and each sub-index is determined by a consortium of 16 member banks. All entities are domiciled in North America. CDX indices roll every 6 months in March and September. The Fund, by entering into the credit default swap agreements on the CDX, is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment received by the Fund from the counterparties. Therefore, there is credit risk to the Fund with respect to the referenced entities of these credit default swap agreements. If a credit event occurs to a referenced entity and the Fund will be required to make a payment to the counterparties under the respective credit default swap agreement, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal or bankruptcy by any of the 100 reference entities in the CDX. Any recoverable amounts of the liquidation of the referenced entity will be allocated pro rata to the holders of the CDX.

The Fund has adopted authoritative standards of accounting for and disclosure of credit derivatives, including credit default swap agreements. These disclosure requirements include (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, (iv) the nature of any recourse provisions and assets held either as collateral or by third parties, and (v) the current status of the payment risk of the credit derivative.

d) Short Positions – The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. There were no securities sold short by the Fund at June 30, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is

DIREXION DYNAMIC VP HY BOND FUND

required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts, and short positions. The Fund was not invested in options or options on futures contracts at June 30, 2010.

g) Security Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Fund during the six months ended June 30, 2010 and the year ended December 31, 2009, were as follows:

	Dynamic VP HY Bond Fund
	Six Months
	Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$—	$978,073
Long-Term Capital Gains	—	—

Total Distributions paid	$—	$978,073

As of December 31, 2009, the components of distributable earnings of the Fund on a tax basis were as follows:

Dynamic
VP HY Bond Fund

Net unrealized appreciation/(depreciation)	$—

Undistributed ordinary income	2,461,735
Undistributed long-term capital	—

Total distributable earnings	2,461,735

Other accumulated gain/(loss)	(2,013,282)

Total accumulated earnings/(loss)	$448,453

DIREXION DYNAMIC VP HY BOND FUND

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to swap contracts.

The cost basis of investments for federal income tax purposes as of June 30, 2010 was as follows:

Dynamic
VP HY Bond Fund

Tax cost of investments	$19,680,631
Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation/(depreciation)	$—

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1 and the end of its fiscal year, December 31, 2009.

As of December 31, 2009, the Fund had capital loss carryforwards on a tax basis of:

	Expires
	12/31/2013	12/31/2014	12/31/2015	12/31/2016	Total

Dynamic VP HY Bond Fund	$—	$—	$—	$2,013,282	$2,013,282

The Fund utilized capital loss carryforward in 2009 of $890,512. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Fund has adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of June 30, 2010, open Federal and state income tax years include the tax years ended December 31, 2007, December 31, 2008 and December 31, 2009. The Fund has no examinations in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

k) Credit Facility – U.S. Bank, N.A. had made available to the Fund a credit facility pursuant to a Line of Credit Agreement for meeting redemption requests. The credit facility expired on February 15, 2010. The Fund did not utilize the credit facility for the six months ended June 30, 2010.

l) Guarantees and Indemnifications – In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting. Actual results could differ from those estimates.

DIREXION DYNAMIC VP HY BOND FUND

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Fund during the six months ended June 30, 2010 and the year ended December 31, 2009 were as follows:

	Dynamic VP HY Bond Fund
	Six Months
	Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

Shares sold	3,563,155	14,018,711
Shares issued to holders in reinvestments of distributions	—	65,076
Shares redeemed	(4,690,895)	(15,381,882)

Total increase (decrease) from capital share transactions	(1,127,740)	(1,298,095)

4.	INVESTMENT TRANSACTIONS

During the six months ended June 30, 2010, there were no purchases and sales of investments (excluding short-term investments and swaps and futures contracts) for the Fund.

There were no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2010.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets.

Operating Services Agreement: The Fund has entered into an Operating Service Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Fund will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.65%. The monthly fee is calculated on an annualized basis on the average net assets of the Fund.

Distribution Expenses: The shares of the Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The fee is paid to the insurance company of the plan sponsor (i.e. various enrolled employers) for expenses incurred for distribution-related activities, on behalf of the Funds.

Shareholder Servicing Fees: The Board has also authorized the Fund to pay a shareholder servicing fee of 0.20% of the Fund’s average daily net assets. The Trust, on behalf of the Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the six months ended June 30, 2010, the amount of transfer agent expenses reduced by this revenue was $7,415.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

DIREXION DYNAMIC VP HY BOND FUND

6.	VALUATION MEASUREMENTS

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Dynamic VP HY Bond Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$19,680,631	$—	$—	$19,680,631
Other Financial Instruments*	$(51,318)	$(418,975)	$—	$(470,293)

*	Other financial instruments are derivative instruments such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Fund has adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of June 30, 2010, the Fund was invested in futures contracts and credit default swap contracts.

At June 30, 2010, the fair value of derivatives instruments were as follows:

	Dynamic VP HY Bond Fund
	Asset derivatives
	Credit risk	Equity risk	Total

Futures contracts*	$—	$(51,318)	$(51,318)
Swap contracts[1]	(418,975)	—	(418,975)

Total	$(418,975)	$(51,318)	$(470,293)

1	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

DIREXION DYNAMIC VP HY BOND FUND

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

	Credit risk	Equity risk	Total

Realized gain[1]
Futures contracts	$—	$(226,279)	$(226,279)
Swap contracts	1,353,972	—	1,353,972

Total realized gain	$1,353,972	$(226,279)	$1,127,693

Change in unrealized appreciation[2]
Futures contracts	$—	(105,452)	$(105,452)
Swap contracts	(2,504,898)	—	(2,504,898)

Total change in unrealized appreciation (depreciation)	$(2,504,898)	$(105,452)	$(2,610,350)

1	Statement of Operations location: Net realized gain on futures and swaps.

2	Statement of Operations location: Change in unrealized appreciation on futures and swaps.

For the six months ended June 30, 2010, the volume of the derivatives held by the Fund was as follows:

Quarterly Average Gross Notional Amount
Credit Default
Swap Contracts	Long Futures
Sell Protection	Contracts

$21,490,833	$2,837,151

8.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, this update clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all updated requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statement disclosures.

9.	SUBSEQUENT EVENTS

The Fund has adopted authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Fund has evaluated subsequent events through the issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

DIREXION DYNAMIC VP HY BOND FUND

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION DYNAMIC VP HY BOND FUND

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
		Term of Office		in Direxion Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1)
Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	36	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
		Term of Office		Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	138	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; C.P.A. 1979-present.	138	Trustee of Trust Under Will of Charles S. Payson

John Weisser
Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	138	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

DIREXION DYNAMIC VP HY BOND FUND

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
		Term of Office		Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill
Age: 42	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	N/A
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca
Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis
Age: 39	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009-present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 615 East Michigan Street Milwaukee, WI 53202
Age: 37	Principal Financial Officer and Treasurer[3]	Once Year; Since 2010	Vice President, U.S. Bancorp Fund Services LLC, since 2006; Manager, PricewaterhouseCoopers LLP, 1999-2006.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202
Age: 37	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC, since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 35 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion ETF Trust which currently offers for sale to the public 34 of the 102 funds currently registered with the SEC.

(3)	Mr. Rudnick replaced Guy F Talarico as Principal Financial Officer and Treasurer effective June 1, 2010.

The address for all trustees and officers except Patrick J. Rudnick and Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

DIREXION DYNAMIC VP HY BOND FUND

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

Direxion Insurance Trust

SEMI-ANNUAL REPORT JUNE 30, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, by accessing the SEC’s website, at www.sec.gov., or by calling the SEC at 1-800-SEC-0330

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

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Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable for semi-annual reports.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Direxion Insurance Trust

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
     Date  9/2/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
     Date 9/2/2010

By (Signature and Title)*	/s/ Patrick J. Rudnick Patrick J. Rudnick, Principal Financial Officer
     Date  9/2/2010

*	Print the name and title of each signing officer under his or her signature.

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